Condensed group statement of changes in equity - USD ($) $ in Millions	Total	BP shareholders' equity	Non-controlling interests, hybrid bonds [Member] Non-controlling interests [member]	Non-controlling interests, other interests [Member] Non-controlling interests [member]
Equity outstanding, beginning of period at Dec. 31, 2018	$ 101,548	$ 99,444		$ 2,104
Total comprehensive income	5,436	5,282		154
Dividends	(3,319)	(3,200)		(119)
Cash flow hedges transferred to the balance sheet, net of tax	12	12		0
Repurchase of ordinary share capital	(125)	(125)		0
Share-based payments, net of tax	398	398		0
Share of equity-accounted entities’ changes in equity, net of tax	3	3		0
Equity outstanding, end of period at Jun. 30, 2019	103,623	101,485		2,138
Equity outstanding, beginning of period at Dec. 31, 2019	100,708	98,412		2,296
Total comprehensive income	(25,083)	(24,359)		(724)
Dividends	(4,347)	(4,242)		(105)
Cash flow hedges transferred to the balance sheet, net of tax	6	6		0
Repurchase of ordinary share capital	(776)	(776)		0
Share-based payments, net of tax	342	342		0
Share of equity-accounted entities’ changes in equity, net of tax	0	0		0
Issue of perpetual hybrid bonds	11,861	(48)	$ 11,909
Transactions involving non-controlling interests, net of tax	100	(471)		571
Equity outstanding, end of period at Jun. 30, 2020	$ 82,811	$ 68,864	$ 11,909	$ 2,038